Related Parties (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Products Acquisition from Pemex Industrial Transformation

During 2018, CFE acquired the following products from Pemex Industrial Transformation:

Product	2018
Heavy fuel oil	Ps. (38,499,999)
Commercial condition	135,667
Industrial diesel	(6,148,283)
Freights	(154,115)
Natural Gas	(3,760,115)
87 octane gasoline	(707)

Total	Ps. (48,427,552)